Related Party Transactions - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Officer
Related Party Transaction [Line Items]
Officer's compensation	R$ 81,244	R$ 49,688
Non-Executive Committee | Maximum
Related Party Transaction [Line Items]
Nonrecurring compensation	R$ 15,500